UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     CITYPLACEWASHINGTON, STATED.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     addressStreet120 West Third Street, Suite 300, CityDayton, StateOhio
     --------------------------------------------------------------------
PostalCode45402-1819
--------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., addressStreet120 West Third Street, Suite 300,
     ------------------------------------------------------------------
CityDayton, StateOhio  PostalCode45402-1819
-------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2009
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
September 30, 2009
(UNAUDITED)



                                                                                          Percent
                                                             Principal                     Of Net
Security                                                       Amount         Value        Assets

U.S. AGENCY OBLIGATIONS:

Maturity of 5 - 10 years:
-----------------------------------------------------------
Federal Home Ln Bk                                           $  125,000    $   126,172        1.0%
5.625% Due 06-13-16


Maturity of 10 - 20 years:
-----------------------------------------------------------
Federal Home Ln Mtg Corp Step Up (1)                            400,000        402,911
5.250% Due 06-12-23
Federal Home Ln Mtg Corp Step Up (1)                            124,000        123,277
4.000% Due 03-12-24
                                                                               526,188        4.2%
                                                                           -----------

TOTAL U.S. AGENCY OBLIGATIONS
(Cost $648,688)                                                                652,360        5.2%


CORPORATE OBLIGATIONS:

Maturity of less than 1 year:
-----------------------------------------------------------
Ryder System Inc                                                 80,000         81,603
4.625% Due 04-01-10
Duke Energy                                                     125,000        131,381
7.875% Due 08-16-10
                                                                               212,984        1.7%
                                                                           -----------

Maturity of 1 - 5 years:
-----------------------------------------------------------
Arrow Electronics Inc                                           100,000        102,731
9.150% Due 10-01-10
Nissan Motor Acceptance Corp                                    100,000        100,559
5.625% Due 03-14-11
Oneok Inc                                                       105,000        112,533
7.125% Due 04-15-11
Williams Partners                                               100,000        103,750
7.500% Due 06-15-11
Western Union Co                                                100,000        106,913
5.400% Due 11-17-11
AOL Time Warner Inc                                             210,000        230,999
6.875% Due 05-01-12
Bunge Ltd Fin Corp                                              100,000        110,037
7.800% Due 10-15-12
Fiserv Inc                                                      100,000        108,888
6.125% Due 11-20-12
Alcoa Inc                                                       250,000        256,453
5.375% Due 01-15-13
Arcelormittal                                                   130,000        134,136
5.375% Due 06-01-13
Rio Tinto Fin USA Ltd                                           105,000        112,516
5.875% Due 07-15-13
Lehman Bros Hldgs Inc (6)                                       148,000         25,160
4.800% Due 03-13-14
HSBC Finance Corp                                               275,000        286,903
6.000% Due 08-15-14
                                                                             1,791,578       14.2%

Maturity of 5 - 10 years:
-----------------------------------------------------------
Bear Stearns Cos Inc                                            162,000        175,073
5.700% Due 11-15-14
OGE Energy Corp                                                 250,000        244,261
5.000% Due 11-15-14
Chesapeake Energy Corp                                          120,000        126,300
9.500% Due 02-15-15
Nabisco Inc                                                     100,000        113,777
7.550% Due 06-15-15
Teck Cominco Ltd                                                160,000        150,730
5.375% Due 10-01-15
Alltel Corp                                                     100,000        113,794
7.000% Due 03-15-16
Peabody Energy Corp                                             130,000        131,463
7.375% Due 11-01-16
Goldman Sachs Group Inc                                         350,000        354,258
5.625% Due 01-15-17
Terex Corp                                                      250,000        229,375
8.000% Due 11-15-17
Merrill Lynch Co Inc                                            230,000        231,958
6.500% Due 07-15-18
Conoco Philips                                                  100,000        108,403
5.750% Due 02-01-19
                                                                             1,979,392       15.7%

Maturity of 10 - 20 years:
-----------------------------------------------------------
General Elec Cap Corp Step Up (1)                               200,000        194,246
4.875% Due 10-28-21
Toyota Mtr Crd Corp Curve Accrual (2)                            50,000         49,750
8.000% Due 01-18-22
Toyota Mtr Crd Corp Curve Accrual (2)                           175,000        174,125
8.000% Due 02-01-22
Dow Chemical Co                                                 200,000        198,072
7.375% Due 03-01-23
Morgan Stanley Curve Accrual (2)                                250,000        246,250
8.375% Due 04-25-23
                                                                               862,443        6.9%

TOTAL CORPORATE OBLIGATIONS
(Cost $4,823,256)                                                            4,846,397       38.5%


TAXABLE MUNICIPAL OBLIGATIONS (4):

Maturity of less than 1 year:
-----------------------------------------------------------
Dayton OH Economic Dev Rev                                      140,000        141,068        1.1%
6.380% Due 12-01-09


Maturity of 1- 5 years:
-----------------------------------------------------------
New York St Hsg Fin Agy                                          90,000         95,233
4.810% Due 09-15-13
Dayton OH                                                       250,000        250,000
6.500% Due 11-01-13
Nebraska Pub Pwr Dist Rev                                       310,000        336,806
5.140% Due 01-01-14
                                                                               682,039        5.4%

Maturity of 5- 10 years:
-----------------------------------------------------------
Reeves Cnty Tex COP                                             115,000         94,263
6.550% Due 12-01-16
Hazelwood Mo ID Authority Rev                                   150,000        143,182
5.640% Due 02-01-18
Maryland Heights MO Tax Increment Rev                           200,000        204,026
7.000% Due 09-01-18
Portland OR Weekly Auction Notes (5) (7)                        150,000        150,000
0.165% Due 06-01-19
Hudson Cnty NJ Lease Rev                                        300,000        303,204
7.950% Due 09-01-19
                                                                               894,675        7.1%

Maturity of 10- 20 years:
-----------------------------------------------------------
Dekalb Cnty GA Dev Auth Rev                                     275,000        275,074
6.875% Due 03-01-20
Michigan State                                                  110,000        131,633
6.950% Due 11-01-20
Hopkins MN GO                                                   150,000        150,213
7.100% Due 02-01-21
New York NY                                                     125,000        140,687
6.491% Due 03-01-21
Minneapolis & St Paul Met GO Rev                                295,000        328,365
6.850% Due 01-01-22
San Bernardino Cnty CA Pension Oblig Rev                        245,000        255,515
6.020% Due 08-01-23
Ohio State Dev Assistance                                       100,000        101,679
5.670% Due 10-01-23
Pennsylvania Turnpike                                           100,000        116,476
7.470% Due 06-01-25
                                                                             1,499,642       11.9%

Maturity of 20- 30 years:
-----------------------------------------------------------
Alameda Corridor Trans Auth CA Sr Lien                          200,000        194,870
6.600% Due 10-01-29
Frisco TX COP                                                   360,000        375,977
6.375% Due 02-15-33
                                                                               570,847        4.5%
                                                                           -----------

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $3,728,744)                                                3,788,271       30.0%

TOTAL U.S. AGENCY, CORPORATE AND
TAXABLE MUNICIPAL OBLIGATIONS
(Cost $9,200,688)                                                            9,287,028       73.7%

LEASE ASSIGNMENTS:

PHS Indian Health Service Lease Assignment                       42,493         42,281
(2) (5)
Ford Motor Co. ESA Lease Assignment (2) (5)                     166,638        184,950

TOTAL LEASE ASSIGNMENTS
(Cost $209,131)                                                                227,231        1.8%

WARRANTS:

X-Alpha Call Warrants                                            22,500        165,150        1.3%
(Cost $224,438)

NON-CONVERTIBLE PREFERRED STOCK:
                                                             SHARES
Annaly Cap Mgt Inc Pfd A 7.875%                                   5,000        121,500
FPL Group Cap Tr I Pfd TR 5.875%                                  5,300        133,825
Georgia Power Capital Tr VII PFD 5.875%                           5,200        129,688
JPMorgan Chase Cap XVI Pfd Tr 6.350%                              5,200        123,500
Metlife Inc Pfd B 6.500%                                          5,200        123,396
Powershares ETF Trust Finl Pfd Ptfl                               5,900         93,515

TOTAL NON-CONVERTIBLE PREFERRED
STOCK                                                                          725,424        5.8%
(Cost $735,161)

EXCHANGE TRADED DEBT:
                                                             SHARES
AT&T Inc Sr Nt 6.375%                                             5,000        133,750
Comcast Corp Nt 6.625%                                            5,400        129,600
General Electric Cap Corp Pines 6.100%                            5,000        120,400
Metlife Inc Sr Nt 5.875%                                          5,175        127,409

TOTAL EXCHANGE TRADED DEBT                                                     511,159        4.1%
(Cost $491,702)

INVESTMENT COMPANIES:
                                                             SHARES
Highland Floating Rate Cl A (5)                                  35,270        214,091
Oppenheimer Sr Floating Rate A (5)                               36,400        273,729
Templeton Income Tr Glb Bd Advisor                               37,594        469,549
First American Treasury Obligations                              26,943         26,943
Vanguard Federal Money Market                                   550,000        550,000

TOTAL INVESTMENT COMPANIES                                                   1,534,312       12.2%
(Cost $1,711,943)

TOTAL INVESTMENTS                                                           12,450,304       98.9%
(Cost $12,573,063) (3)

OTHER ASSETS LESS LIABILITIES                                                  139,842        1.1%

NET ASSETS                                                                 $12,590,146      100.0%

(1)Interest rates listed for step-up bonds are the rates as of September 30, 2009.
(2) Security valued according to "good faith pricing" guidelines.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation/(depreciation).
 (See Note A)
(4) Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
(5) Security has been deemed illiquid.
(6) Security is in default as of September 30, 2009.
(7) Variable interest rate. Interest rate listed is the rate as of September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
September 30, 2009
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended September 30, 2009, aggregated $615,077 and $356,652, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended September 30, 2009, aggregated $124,688 and $0, respectively.
At September 30, 2009, gross unrealized appreciation on investments was $390,390 and gross unrealized depreciation on investments was $513,149 for a net unrealized depreciation of $122,759 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of September 30, 2009.



Valuation Inputs                                                         Investments in Securities ($000)
Level 1 - Quoted Prices                                                  $                         11,353
Level 2 - Other Significant Observable Inputs                                                       1,055
Level 3 - Significant Unobservable Inputs                                                              42
   Total                                                                 $                         12,450
                                                                         ---------------------------------


                                                                         Measurements
                                                                         Using Unobservable Inputs
in 000s                                                                 (Level 3)

                                                                         Securities


Beginning Balance 06-30-2009                                             $                             57

Total gains or losses (realized/unrealized) included in earnings                                        0

Purchases, sales, issuances, settlements and return of capital (net)                                  -15

Transfers in and/or out of Level 3                                                                      0

Ending Balance 9-30-2009                                                 $                             42


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                           $                              0
                                                                         =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                                                   $                              0

Change in unrealized gains or losses relating to assets still held at
reporting date                                                           $                              0



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 6, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
November 9, 2009          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 9, 2009          /s/________________________________________________
----------------
Date                      James M. Johnson, President

By:
November 9, 2009          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer